  As filed with the Securities and Exchange Commission on September 21, 1999

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                              ___________________

                                   FORM N-1A

                       REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933
                          REGISTRATION NO. 333-______

                                      and

                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940
                          REGISTRATION NO. 811-09589

                            RREEF SECURITIES TRUST

                              875 N. Michigan Ave
                                  41st Floor
                              Chicago, IL  60611
                                (312) 266-9300
                              Fax: (312) 266-9925

Agent For Service:          Arthur Don, Esq.
                            D'Ancona & Pflaum LLC
                            111 East Wacker Drive, Suite 2800
                            Chicago IL 60601
                            (312) 602-2048
                            Fax: (312) 602-3048

       Approximate Date of Proposed Public Offering:  November 30, 1999

       Title of Securities Being Registered: Shares of Beneficial Interest

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               [X] Approximate date of Proposed Public Offering:
                       As soon as practicable after the
                       effective date of this Registration Statement

-------------------------------------------------------------------------------

  Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.

                                 [RREEF LOGO]



                      RREEF RREAL ESTATE SECURITIES FUND



                             A No-Load Mutual Fund



                               PROSPECTUS DATED

                               November 30, 1999



The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS

AN OVERVIEW OF THE FUND............................................................................  1
     WHAT ARE THE FUND'S INVESTMENT OBJECTIVES.....................................................  1
     WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES
     AND PRINCIPAL RISKS...........................................................................  1
     WHO MAY WANT TO INVEST IN THE FUND?...........................................................  2
     WHO MAY NOT WANT TO INVEST IN THE FUND?.......................................................  2
     FEES AND EXPENSES.............................................................................  3
     EXAMPLE.......................................................................................  3
INFORMATION ABOUT THE FUND.........................................................................  4
     WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?....................................................  4
     HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?...........................................  4
     WHAT IS A REIT?...............................................................................  5
     WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?..........................................  5
     FUNDAMENTAL INVESTMENT POLICIES...............................................................  7
     THE YEAR 2000 COMPUTER PROBLEM................................................................  7
MANAGEMENT.........................................................................................  8
     WHO MANAGES THE FUND?.........................................................................  8
     THE BOARD OF TRUSTEES.........................................................................  8
     THE INVESTMENT ADVISER........................................................................  8
     THE INVESTMENT ADVISER'S PAST PERFORMANCE WITH A SIMILAR FUND.................................  9
     THE FUND MANAGEMENT TEAM...................................................................... 10
     CUSTODIAN..................................................................................... 10
     DISTRIBUTOR................................................................................... 10
     TRANSFER AGENT................................................................................ 10
SHAREHOLDER INFORMATION............................................................................ 11
     BUYING AND SELLING SHARES..................................................................... 11
     Opening An Account And Making The Initial Purchase Of Shares.................................. 11
     Buying More Shares............................................................................ 12
     Making Automatic Investments.................................................................. 12
     When Your Purchase Is Processed............................................................... 12
     Selling Your Shares (Redemptions)............................................................. 12
     Redemption of Shares in Low-Balance Accounts.................................................. 14
     Abusive Trading Practices..................................................................... 14
     Special Requirements For Large Redemptions.................................................... 14
     Investing Through Financial Intermediaries.................................................... 14
SHARE PRICE AND DISTRIBUTIONS...................................................................... 16
     SHARE PRICE................................................................................... 16
     DISTRIBUTIONS................................................................................. 16
TAXES.............................................................................................. 17
     Tax-Deferred Accounts......................................................................... 17
     Taxable Accounts.............................................................................. 17
     Taxability of Distributions................................................................... 17
     Taxes on Distributions........................................................................ 18
     Buying a Dividend............................................................................. 18
     Taxes on Transactions......................................................................... 19
MORE INFORMATION ABOUT THE FUND.................................................................... 20

                      RREEF RREAL ESTATE SECURITIES FUND

                            AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES

The RREEF Rreal Estate Securities Fund (the "Fund") seeks long-term capital appreciation. Income is a secondary objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES
AND PRINCIPAL RISKS

The Fund invests primarily in real estate securities. These securities include shares of real estate investment trusts (REITs) and companies engaged in the real estate industry. The Fund's managers look for real estate securities they believe will provide superior returns to the Fund, focusing on companies with the potential for stock price appreciation, plus strong growth of cash flow to investors. A more detailed description of the Fund's investment strategies and risks begins on Page 4.

The value of the Fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the Fund owns will go up and down based on the performance of the companies that issued them, general market and economic conditions, and investor confidence. As with all funds, if you sell your shares when the value is less than the price you paid, you will lose money.

An investment in the Fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning, and natural disasters. This is due to the fact that the value of the Fund's investments may be affected by the value of the real estate owned by the companies in which it invests. To the extent the Fund invests in companies that make loans to real estate companies, the Fund also may be subject to interest rate risk.

Because the Fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than funds investing in a broader range of industries.

WHO MAY WANT TO INVEST IN THE FUND?

The Fund may be a good investment if you are:

     . Seeking long-term capital growth and current income from your investment.
     . Seeking diversification of your investment portfolio through an investment in real estate securities.
     . Comfortable with the risks associated with investing in real estate securities.
     .  Comfortable with the Fund's short-term price volatility.
     .  Investing through an IRA or other tax-advantaged retirement plan.

WHO MAY NOT WANT TO INVEST IN THE FUND?

The Fund may not be a good investment if you are:

     .  Investing for a short period of time.
     . Uncomfortable with the risks associated with investments in real estate. . Uncomfortable with short-term volatility in the value of your investment.

An investment in the RREEF Rreal Estate Securities Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a true "no-load" fund, meaning you do not pay a sales charges or incur a 12b-1 distribution fee.

------------------------------------------------------------------------------
              RREEF Rreal Estate Securities Fund Shareholder Fees
                   (Fees Paid Directly From Your Investment)
-------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on  Purchases                       None
-------------------------------------------------------------------------------
Maximum Deferred sales Charge (Load)                                    None
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Maximum Sales Charge (Load) you Pay on Reinvested Dividends             None
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Redemption Fees                                                         None
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Exchange Fees                                                           None
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Wire Transfer Fees                                                      None
-------------------------------------------------------------------------------
                        Annual Fund Operating Expenses
              (Expenses That Are Deducted From The Fund's Assets)
-------------------------------------------------------------------------------
Management Fee*                                                         1.00%
-------------------------------------------------------------------------------
Distribution (12b-1) fees                                               None
-------------------------------------------------------------------------------
Other Expenses**                                                        None
-------------------------------------------------------------------------------
Total Fund Operating Expenses                                           1.00%
-------------------------------------------------------------------------------

* Out of the management fee, the Adviser pays all expenses of managing and operating the Fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the Adviser to unaffiliated third parties who provide recordkeeping and administrative services.

** Other expenses, which include the fees and expenses of the independent trustees, are expected to be less than 0.005%.

EXAMPLE

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs would be:


          ------------------------------------------------
                1 year                      3 years
          ------------------------------------------------

                $102                        $318
          ------------------------------------------------

                          INFORMATION ABOUT THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The Fund seeks long-term capital appreciation.  Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The Fund invests primarily in equity securities issued by real estate investment trusts (REITs) and companies engaged in the real estate industry. Equity securities include common stock, preferred stock and securities convertible into common stock. The Fund managers look for real estate securities they believe will provide superior returns to the Fund. They attempt to focus the Fund's investments on real estate companies and REITs with the potential for stock price appreciation, plus strong growth of cash flow to investors.

To find these issuers, the Fund managers track economic conditions and real estate market performance in major metropolitan areas and analyze performance of various property types within those regions. To perform this analysis, they use information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the Fund may invest. Their analysis also includes the companies' management structure, financial structure and business strategy. The goal of these analyses is to determine which of the issuers the Fund managers believe will be the most profitable to the Fund. The Fund managers also consider the effect of the real estate securities markets in general when making investment decisions.

The Fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 80% of the Fund's assets invested in equity securities of REITs or real estate companies. A company is considered to be a real estate company if, in the opinion of the Fund managers, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the Fund are attributed to the ownership, construction, management or sale of real estate.

When the Fund managers believe that it is prudent, the Fund may invest a portion of its assets in other types of securities. These securities may include convertible securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. The Fund has a policy governing stock index futures which prohibits leverage of the Fund's assets by investing in a derivative security. For example, the Fund managers cannot invest in a derivative security if it would be possible for the Fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about the Fund's investments will be available in the Annual and Semiannual Reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

WHAT IS A REIT?

A real estate investment trust, or REIT, invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?

The value of the Fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the Fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, at any given time the value of your shares of the Fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

An investment in the Fund may be subject to many of the same risks as a direct investment in real estate. This is due to the fact that the value of the Fund's investments may be affected by the value of the real estate owned by the companies in which it invests. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters.

To the extent the Fund invests in mortgage REITs, it will be subject to credit risk and interest rate risk with respect to the loans made by the REITs in which it invests. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due. Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan portfolio held by the REIT to rise or fall. Generally, when interest rates rise, the value of the loan portfolio will decline. The opposite is true when interest rates decline. The degree to which interest rate changes affect the Fund's performance varies and is related to the specific characteristics of the loan portfolios of the mortgage REITs in which the Fund invests.

Because the Fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than a fund representing a broader range of industries. In addition, market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the Fund's style, the Fund's gains may not be as big as or its losses may be bigger than, other equity funds using different investment styles.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional Information of the Fund may not be changed without a shareholder vote. The Board of Trustees may change any other policies and investment strategy.

THE YEAR 2000 COMPUTER PROBLEM

The Adviser and third parties providing investment advisory, administrative, transfer agent, custodial and other services utilize systems that may be affected by Year 2000 transition issues. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Difficulties with Year 2000 issues could have a negative impact on handling securities trades, payments of interest and dividends, pricing, and account services. Although there can be no assurance that there will be no adverse impact on the Fund, the service providers have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the Year 2000 and expect that their systems, and those of parties they deal with, will be adapted in time for these events. In addition, there can be no assurance that the issuers of securities that the Fund owns will not experience difficulties with Year 2000 issues which may negatively affect the market value of those securities.

                                  MANAGEMENT

WHO MANAGES THE FUND?

The Board of Trustees, investment adviser and its fund management team play key roles in the management of the Fund.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the Fund and meets at least quarterly to review reports about Fund operations. Although the Board of Trustees does not manage the Fund, it has hired the Investment Adviser to do so. A majority of the trustees are independent of the Fund's Adviser (they are not employed by and have no financial interest in the Adviser).

THE INVESTMENT ADVISER

The Fund's investment adviser is RREEF America, LLC (the "Adviser"), located at 875 North Michigan Avenue, 41/st/ Floor, Chicago, Illinois 60611 (1-312-266-
9300).

The Adviser is responsible for managing the investment portfolios of the Fund and directing the purchase and sale of its investment securities. The Adviser also arranges for transfer agency, custody and all other services necessary for the Fund to operate.

For the services it provides to the Fund, the Adviser receives a unified management fee of 1.00% of the average net assets of the shares of the Fund. The amount of the management fee is calculated on a daily basis and paid monthly.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the Adviser pays all expenses of managing and operating the Fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the Adviser to unaffiliated third parties who provide recordkeeping and administrative services.

THE INVESTMENT ADVISER'S PAST PERFORMANCE WITH A SIMILAR FUND

The Adviser manages the investment program of the mutual fund known as the RREEF Rreal Estate Securities Fund a portfolio of the RREEF Securities Trust, and is primarily responsible for the day-to-day management of the Fund's portfolio. Previously, the Adviser was the sole investment manager of a similar mutual fund which was also known as the RREEF Real Estate Securities Fund, a portfolio of RREEF Securities, Inc., from its inception on September 21, 1995 through June 13, 1997. In 1997, this RREEF Real Estate Securities Fund merged with and into American Century Capital Portfolios, Inc.'s Real Estate Fund (the "American Century fund)". The American Century fund continues to be managed by the Adviser, as investment subadviser, and has been managed by the Adviser since its inception on June 13, 1997. At October 31, 1999 that fund had $_______ million in net assets. As subadviser to the American Century Real Estate Fund, the Adviser has full discretionary authority over the selection of investments. The Adviser will be managing the RREEF Rreal Estate Securities Fund, with the same investment objective and principal investment strategy as the American Century fund. Calendar Year and Average Annual Total Returns of the American Century fund, under the investment management of the Adviser, are listed below:

                             [GRAPH APPEARS HERE]

                       American Century Real Estate Fund
                          Calendar Year Total Returns
                     (As of December 31/st/ of Each Year)


        Best Quarter                   4/th/ Quarter 1996       19.92%
        Worst Quarter                  3/rd/ Quarter 1998      (13.35%)

        Return For The Fiscal Quarter
        Ended June 30, 1999 was
        (Not Annualized)                                         7.44%

---------------------------------------------------------------------------
Average Annual Total Returns
(for the periods ending December      Past 1 Year         Life of Fund
31, 1998)

---------------------------------------------------------------------------
American Century Real Estate Fund      (18.10)%              13.54%

---------------------------------------------------------------------------
Wilshire REIT Index *                  (16.96)%              11.32%

---------------------------------------------------------------------------

 * The Wilshire REIT Index is a market cap index of equity securities issued by equity real estate investment trusts (REITs) and real estate operating companies (REDOCs). An investor cannot invest directly in an index.

The American Century Real Estate Fund is a separate fund and its historical performance is not indicative of the potential performance of the Fund. The "Life of Fund" index figure includes returns from September 30, 1995. Past performance is not a guarantee of future results. Share prices and investment returns will fluctuate reflecting market conditions.

THE FUND MANAGEMENT TEAM

KIM G. REDDING

Mr. Redding, Portfolio Manager, is a Senior Vice President and Principal of RREEF America, LLC. From 1990 to 1993, he was a principal in K.G. Redding & Associates, an investment adviser, and was previously the President of Redding, Melchor & Company, an investment adviser. He has been managing portfolios of real estate securities since 1987.

KAREN J. KNUDSON

Ms. Knudson, Portfolio Manager, is a Senior Vice President and Principal of RREEF America, LLC. Prior to joining RREEF, she was a Senior Vice President and Chief Financial Officer for Security Capital Group, an investment adviser. She has more than 16 years of real estate investment experience, specializing in REITS.

CUSTODIAN                                    DISTRIBUTOR

UMB Bank, N.A.                               Sunstone Distribution Services, LLC
928 Grand Boulevard, 10/th/ floor            207 East Buffalo Street, Suite 400
Kansas City, Missouri  64106                 Milwaukee, Wisconsin  53202

TRANSFER AGENT

Sunstone Financial Group, Inc.
207 East Buffalo Street, Suite 400
Milwaukee, Wisconsin  53202

                            SHAREHOLDER INFORMATION

This section describes how you may buy, sell and exchange shares in the RREEF Rreal Estate Securities Fund, how an investment in the Fund is valued, how money is earned on an investment and how those earnings are taxed by the government.

BUYING AND SELLING SHARES

Subject to a minimum initial investment of $X0,000.00 ($X,000.00 for tax sheltered accounts such as IRAs and similar accounts) and minimum subsequent investments of $X,000.00, you may invest any amount you choose, as often as you want.

Opening An Account And Making The Initial Purchase Of Shares

1 By Mail. You may open an account and purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus. Mail it, together with a check (subject to the minimum amounts) made payable to RREEF Rreal Estate Securities Fund, to the Custodian at:

   RREEF Rreal Estate Securities Fund
   c/o UMB Bank, N.A.
   928 Grand Boulevard, 10th floor
   Kansas City, Missouri  64106

2 By Wire. You may purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call Sunstone Financial Group, Inc., the Fund's Transfer Agent, at [1-800-xxx-xxxx] and provide the following information:

   UMB Bank, N.A.
   ABA #
   Attn: RREEF Rreal Estate Securities Fund
   DDA #
   Account Name
   (write in shareholder name)
   Shareholder Account #
   (write in account #)

You must mail a signed application to the Transfer Agent at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund and the Custodian and Transfer Agent are open for business. Any delays which may occur in wiring money, including delays which may occur in processing by the bank, are not the responsibility of the Fund or the Transfer Agent. The Transfer Agent or the Custodian may charge you a fee for wire transfers. Currently, that fee is a total of $10.00. Any charges for wire transfers will be deducted from your Fund account by redemption of shares. Your bank may also charge you a fee for this service. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. If your check or wire does not clear, you will be charged $20.00 and will be responsible for any loss incurred. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax advisor regarding these plans is advisable. Custodial fees for tax sheltered accounts will be paid by the shareholder by redemption of sufficient shares of the Fund from the account unless the fees are paid directly to the custodian. You can obtain information about the custodial fees from the Transfer Agent.

Buying More Shares

You may purchase additional shares of the Fund at any time (minimum of $X,000.00) by mail or wire. Each additional purchase request must contain your name, the name of your account(s) and your account number(s). Checks should be made payable RREEF Rreal Estate Securities Fund and should be sent to the Custodian's address. A bank wire should be sent as indicated in "By Wire."

Making Automatic Investments

You may arrange to make additional investments ($X,000.00 minimum) automatically on a monthly or bi-monthly basis by transfers from your checking account. You must complete the optional automatic investment plan section of the investment application and provide the Trust with a voided check to institute this option. You may terminate this automatic investment program at any time, and the Fund may modify or terminate the plan at any time.

When Your Purchase Is Processed

Your purchase of shares of the RREEF Rreal Estate Securities Fund will be effected at the next share price calculated after the close of business on the day your investment is received by the Transfer Agent. If a check for purchase of shares is not drawn on federal funds, shares will be purchased at the next share price calculated after the check is converted into federal funds (normally two days or less).

The Fund does not issue share certificates. All shares are held in non-certificated form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The Fund reserves the right to limit the amount of purchases and to refuse to sell to any person.

Selling Your Shares (Redemptions)

All sales will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. "Proper order" means your request for a redemption must include your letter of instruction, including the Fund's name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or the Transfer Agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

Redemptions will be effected at the next determined share price. The proceeds will then be made payable to the registered shareholder and mailed to the address registered on the account, or wired to your bank or brokerage firm, as authorized by you on your application. The Transfer Agent and the Custodian may charge you a fee for wire transfers. Currently, that fee is a total of $10.00 ($15.00 for redemptions from an IRA account). Any charges for wire redemption
will be deducted from your Fund account by redemption of shares.   The proceeds
of the sale may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption.

Redemptions specifying a certain date or share price cannot be accepted and will be returned. We will mail or wire you the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check (other than permitted exchanges) will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, we may suspend redemptions or postpone payment dates.

   You May Sell Your Shares

1  By Mail.  Your request should be addressed to:

   RREEF Rreal Estate Securities Fund
   c/o UMB Bank, N.A.
   928 Grand Boulevard, 10/th/ floor
   Kansas City, Missouri  64106

2 By Telephone. You may request the redemption of your shares in the Fund by calling Sunstone Financial Group, Inc., the Transfer Agent, at [1-800-xxx-xxxx] and requesting that proceeds be mailed to you or wired to your bank or brokerage firm. For sales or exchanges, you must first complete the optional telephone redemption and exchange section of the investment application.

   The Fund, the Adviser, the Transfer Agent and the Custodian are not liable for following redemption instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed will include recording telephone instructions and requiring a form of personal identification from the caller. The telephone redemption procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in contacting the Fund by telephone, although neither the Fund nor the Transfer Agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions.

Redemption of Shares in Low-Balance Accounts

If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements due to redemptions or exchanges, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, the Fund will redeem the shares in the account and send the proceeds to your address of record.

Abusive Trading Practices

The Fund does not permit market timing or other abusive trading practices. Excessive, short-term (market-timing) or other abusive trading practices may disrupt portfolio management strategies and harm performance of the Fund. To minimize harm to the Fund and its shareholders, we reserve the right to reject any purchase order from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the Fund.
In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds (up to seven days) or to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements For Large Redemptions

If, during any 90-day period, you redeem Fund shares worth more than $250,000 (or 1% of the assets of the Fund if that percentage is less than this amount), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities selected by the Fund managers in the same manner as we do in computing the Fund's net asset value. We may provide these securities in lieu of cash without prior notice.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the Fund and its remaining shareholders.

Investing Through Financial Intermediaries

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include:

 .    Minimum investment requirements;
 .    Exchange policies;
 .    Fund choices; and
 .    Cutoff time for investments.

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the Fund's Annual Report and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by the Transfer Agent. In some circumstances, the Fund will pay the service provider a fee for performing those services.

Although transactions in Fund shares may be made directly with the Fund at no charge, you also may purchase, redeem and exchange Fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with the Fund.

The Fund has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The Fund has authorized those intermediaries to accept orders on its behalf up to the time at which the net asset value is determined. If those orders are transmitted to the Fund and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on the Fund's behalf.

Financial intermediaries include banks, broker-dealers, insurance companies and investment advisers.

Other Purchase, Redemption and Exchange Policies

Good Order. The Fund must receive your request to buy, sell or exchange shares in good order. The request must include:

     .    Your account number;
     .    The number or dollar amount of shares you want to buy or sell;
     .    Signatures of all owners, exactly as registered on the account;
     .    Signature guarantees for redemption requests over $X0,000; and
     . Any documentation required for redemptions by estates, trusts and other organizations.

Telephone Transactions. Unless you waive telephone privileges on your new account application, you automatically have the privilege to make telephone inquiries, exchanges and redemptions. Once your account is established, you must make requests to change these privileges in writing, signed by each registered holder of the account, with all signatures guaranteed. A notary public is not an acceptable guarantor.

The Fund will take reasonable measures to prevent unauthorized telephone transactions and will not be liable for such transactions. The Fund reserves the right to refuse a telephone transaction.

Signature Guarantees. Generally, whenever you change your account privileges, your bank information, or your registration information, you need signature guarantees for each registered holder. These guarantee requirements help protect you from fraud. You can have signatures guaranteed by a U.S. commercial bank or trust company, a member of the National Association of Securities Dealers, Inc., or other eligible institutions. A notary public is not acceptable.

                         SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

The Adviser determines the Net Asset Value ("NAV") of the Fund as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern
Time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), the Adviser does not calculate the NAV. The NAV of a Fund share is the current value of the Fund's assets, minus any liabilities, divided by the number of Fund shares outstanding.

If current market prices of securities owned by the Fund are not readily available, the Adviser may determine their fair value in accordance with procedures adopted by the Fund's Board of Trustees. Therefore, the value of the Fund's portfolio may be affected on days when you cannot purchase or redeem shares of the Fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax law requires the Fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the Fund itself will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities.

The Fund pays distributions of substantially all of its income quarterly. Distributions from realized capital gains are paid annually, usually in December. The Fund may make more frequent distributions if necessary to comply with Internal Revenue Code provisions. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in Fund distributions when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distribution received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

                                     TAXES

The tax consequences of owning shares of the Fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the Fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of Fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase Fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer-sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own Fund shares through a taxable account, distributions by the Fund and sales by you of Fund shares may cause you to be taxed.

Taxability of Distributions

Fund distributions may consist of income earned by the Fund from sources such as dividends and interest, or capital gains generated from the sale of Fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short-term (gains on Fund shares held for 12 months or less), long-term (gains on Fund shares held for more than 12 months), or unrecaptured Section 1250 capital gains and are taxed as follows:

---------------------------------------------------------------------------------------------
     Type of Distribution       Tax Rate for 15% Bracket        Tax Rate for 28% Bracket or
                                                                           Above
---------------------------------------------------------------------------------------------
Short-Term Capital Gains          Ordinary income rate              Ordinary income rate
---------------------------------------------------------------------------------------------

Long-Term Capital Gains                 10%                               20%
---------------------------------------------------------------------------------------------

Unrecaptured Section 1250         Ordinary income rate                    25%
 Capital Gains
---------------------------------------------------------------------------------------------

The tax status of any distributions of capital gains is determined by how long the Fund held the underlying security that was sold, not by how long you have been invested in the Fund or whether you reinvest your distributions in additional shares or take them in cash. The Fund will send you the tax status of Fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV) from the Fund.

The Fund may receive distributions of unrecaptured Section 1250 capital gains from REITs. To the extent the Fund receives such distributions, unrecaptured
Section 1250 capital gains will be distributed to shareholders of the Fund. Unrecaptured Section 1250 capital gains are named for the Internal Revenue Code section that describes them and are frequently realized upon the sale of real estate and are subject to a maximum tax rate of 25%. These gains are received by the Fund from its REIT securities and are then subsequently passed through to shareholders.

Because of the nature of REIT investments, REITs may generate significant non-cash deductions, such as depreciation on real estate holdings, while generating a greater cash flow to their shareholders. If a REIT distributes more cash flow than it has taxable income, a return of capital results. A return of capital represents the return of a portion of a shareholder's original investment that is generally non-taxable when distributed, or returned, to the investor. The Fund may pay a return of capital distribution to its shareholders by distributing more cash than its taxable income. If you do not reinvest distributions, the cost basis of your shares will be decreased by the amount of returned capital, which may result in a larger capital gain when you sell your shares. Although a return of capital generally is not taxable to you upon distribution, it would be taxable to you as a capital gain if your cost basis in the shares is reduced to zero. This could occur if you do not reinvest distributions and the returns of capital are significant.

Taxes on Distributions

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Because the REITs invested in by the Fund do not provide complete information about the taxability of their distributions until after the calendar year end, the Fund may not be able to determine how much of the Fund's distribution is taxable to shareholders until after the January 31 deadline for issuing Form 1099-DIV. As a result, the Fund may request permission from the Internal Revenue Service each year for an extension of time to issue Form 1099-DIV until February 28.

Buying a Dividend

Purchasing Fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the Fund shares.

The risk in buying a dividend is that the Fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the Fund's portfolio.

Taxes on Transactions

Your redemptions are subject to capital gains tax. The table regarding the taxability of distributions can provide a general guide for your potential tax liability when selling or exchanging Fund shares. If your shares decrease in value, their sale will result in a long-term or short-term capital loss. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gains to you with respect to such shares. If a loss is realized on the redemption of Fund shares, the reinvestment in additional Fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes. Please consult your professional tax advisor for more complete information.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31% withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

                        MORE INFORMATION ABOUT THE FUND

For more information about RREEF Rreal Estate Securities Fund, request a free copy of the Statement of Additional Information or the Annual and Semi-Annual Reports. The Statement of Additional Information provides more detailed information about the Fund and its operations, investment restrictions, policies and practices. Annual and Semi-Annual Reports to shareholders discuss the market conditions and investment strategies that significantly affect the Fund's performance and provide additional information about the Fund's investments.

The Fund's Statement of Additional Information has been filed electronically with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus.

YOU MAY REQUEST THESE DOCUMENTS

1 By Telephone. Call RREEF Rreal Estate Securities Fund toll-free at [1-800-xxx-xxxx], Monday through Friday, 8 a.m. to 5 p.m. Central Time. You may also call this number for shareholder inquiries.

2    Via The Internet.  Visit the SEC Web site at www.sec.gov[, or visit our Web
                                                  -----------
     site at WEB SITE ADDRESS].

3 From The SEC. You may obtain copies of the documents highlighted above, for a duplicating fee, by writing the SEC's Public Reference Room, Washington DC, 20549-6009. For more information call 1-800-SEC-0330.

4    By Mail.  Specify the document you are requesting when writing to us:

     RREEF Rreal Estate Securities Fund
     c/o Sunstone Financial Group, Inc.
     207 East Buffalo Street, Suite 400
     Milwaukee, Wisconsin  53202



Distributed by Sunstone Distribution Services, LLC.

                                 [RREEF LOGO]

                      STATEMENT OF ADDITIONAL INFORMATION

                                     DATED

                               NOVEMBER 30, 1999

                            RREEF SECURITIES TRUST

                      RREEF RREAL ESTATE SECURITIES FUND

THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUND'S PROSPECTUS, DATED NOVEMBER 30, 1999, BUT IS NOT A PROSPECTUS. THE STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUND'S CURRENT PROSPECTUS. IF YOU WOULD LIKE A COPY OF A PROSPECTUS, PLEASE CONTACT US AT 207 EAST BUFFALO STREET, SUITE 400, MILWAUKEE, WISCONSIN 53202 OR [1-800-xxx-xxxx] [OR VISIT OUR WEBSITE AT _____________________].



                                Distributed by

                      SUNSTONE DISTRIBUTION SERVICES, LLC

                      STATEMENT OF ADDITIONAL INFORMATION

                               November 30, 1999

TABLE OF CONTENTS

THE FUND'S HISTORY...........................................................  1
FUND INVESTMENT GUIDELINES...................................................  1
DETAILED INFORMATION ABOUT THE FUND..........................................  2
     INVESTMENT STRATEGIES AND RISKS.........................................  2
INVESTMENT POLICIES.......................................................... 12
     FUNDAMENTAL INVESTMENT POLICIES......................................... 12
     NONFUNDAMENTAL INVESTMENT POLICIES...................................... 13
     PORTFOLIO TURNOVER...................................................... 14
MANAGEMENT................................................................... 15
     TRUSTEES AND OFFICERS................................................... 15
     COMPENSATION OF TRUSTEES................................................ 16
     THE FUND'S PRINCIPAL SHAREHOLDERS....................................... 17
     INVESTMENT ADVISER...................................................... 17
     OTHER ADVISORY RELATIONSHIPS............................................ 18
OTHER INFORMATION ABOUT THE FUND............................................. 19
     BROKERAGE ALLOCATION.................................................... 19
     CODE OF ETHICS.......................................................... 20
     DISTRIBUTION PLAN....................................................... 21
INFORMATION ABOUT FUND SHARES................................................ 22
     THE SHARES OF THE TRUST................................................. 22
     VALUATION OF THE FUND'S SECURITIES...................................... 23
TAXES........................................................................ 24
     FEDERAL INCOME TAXES.................................................... 24
     STATE AND LOCAL TAXES................................................... 25
     TAXATION OF CERTAIN MORTGAGE REITS...................................... 25
HOW PERFORMANCE IN THE FUND IS CALCULATED.................................... 26
     PERMISSIBLE ADVERTISING INFORMATION..................................... 27
EXPLANATION OF FIXED-INCOME SECURITIES RATINGS............................... 27
MORE INFORMATION ABOUT THE FUND.............................................. 30

                              THE FUND'S HISTORY

The RREEF Rreal Estate Securities Fund (the "Fund") is the sole outstanding series of RREEF Securities Trust (the "Trust"), an open-end investment company established as a business trust under the laws of Delaware by an Agreement and Declaration of Trust dated September 15, 1999 (the "Trust Agreement"). The fiscal year of the Trust ends on October 31.

                          FUND INVESTMENT GUIDELINES

This section explains the extent to which the Fund's adviser, RREEF America, LLC (the "Adviser"), can use various investment vehicles and strategies in managing the Fund's assets. Descriptions of the investment techniques and risks associated with the Fund appear in the section, "Detailed Information About the Fund," which begins on page 2. In the case of the Fund's principal investment strategies, these descriptions elaborate upon discussions contained in the Prospectus.

The Fund is a non-diversified, open-end investment company as defined in the Investment Company Act of 1940. Non-diversified means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act.

To meet federal tax requirements for qualification as a regulated investment company, the Fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

In general, within the restrictions outlined here and in the Fund's Prospectus, the Fund's managers have broad powers to decide how to invest Fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the Adviser's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below. It is the Adviser's intention that the Fund generally will consist of common stocks and equity-equivalent securities. However, subject to the specific limitations applicable to the Fund, the Fund's management team may invest the assets of the Fund in varying amounts using other investment techniques, such as those reflected below, when such a course is deemed appropriate in order to attempt to attain the Fund's investment objective. Senior securities that are high-grade issues, in the opinion of the managers, also may be purchased for defensive purposes.

Income is a secondary objective of the Fund. As a result, a portion of the portfolio of the Fund may consist of debt securities.

So long as a sufficient number of acceptable securities are available, the manager intends to keep the Fund fully invested. However, under exceptional conditions, the Fund may assume a defensive position, temporarily investing all or a substantial portion of its assets in cash or short-term securities.

The Fund's manager may use stock index futures and options as a way to expose the Fund's cash assets to the market while maintaining liquidity. However, the manager may not leverage the Fund's portfolios, so there is no greater market risk to the funds than if they purchase stocks. See Derivative Securities, page 5, and Short-Term Securities and Futures and Options, page 8.

                      DETAILED INFORMATION ABOUT THE FUND

INVESTMENT STRATEGIES AND RISKS

This section describes various investment vehicles and techniques that the Fund's managers can use in managing the Fund's assets. It also details the risks associated with each, because each technique contributes to the Fund's overall risk profile.

     EQUITY EQUIVALENTS

In addition to investing in common stocks, the Fund may invest in other equity securities and equity equivalents, including securities that permit the Fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the Fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity security equivalents include preferred stock, convertible preferred stock and convertible debt securities.

The Fund will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by Standard & Poor's Corporation ("S&P") or B3 by Moody's Investors Service ("Moody's"), or, if not rated by S&P and Moody's, are of equivalent investment quality as determined by the Adviser. The Fund's investments in convertible debt securities and other high-yield, nonconvertible debt securities rated below investment-grade will comprise less than 35% of the Fund's net assets. Debt securities rated below the four highest categories are not considered "investment-grade" obligations. These securities have speculative characteristics and present more credit risk than investment-grade obligations.

Equity equivalents also may include securities whose value or return is derived from the value or return of a different security.

     DEBT SECURITIES

The Fund may invest in debt securities because the Fund has the creation of income as a secondary investment objective. As a result, the Fund may invest in debt securities when the Fund's Adviser believes such securities represent an attractive investment for the Fund. It is intended that the Fund may invest in debt securities for income or as a defensive strategy when the Adviser believes adverse economic or market conditions exist.

The value of the debt securities in which the Fund may invest will fluctuate based upon changes in interest rates and the credit quality of the issuer. Debt securities that comprise part of the

Fund's fixed-income portfolio will be limited primarily to "investment-grade" obligations. However, the Fund may invest up to 5% of its assets in "high-yield" securities. "Investment grade" means that at the time of purchase, such obligations are rated with the four highest categories by a nationally recognized statistical rating organization (for example, at least Baa by Moody's or BBB by S&P), or, if not rated, are of equivalent investment quality as determined by the Adviser. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.

"High-yield" securities, sometimes referred to as "junk bonds," are higher risk, non-convertible debt obligations that are rated below investment-grade securities, or are unrated, but with similar credit quality.

There are no credit or maturity restrictions on the fixed-income securities in which the high-yield portion of the Fund's portfolio may be invested. Debt securities rated lower than Baa by Moody's or BBB by S&P or their equivalent are considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the Fund are analyzed by the investment manager to determine, to the extent reasonably possible, that the planned investment is sound, given the investment objective of the Fund.

The Fund will not necessarily dispose of high-yield securities if the aggregate value of such securities exceeds 5% of the Fund's assets, if such level is exceeded as a result of market appreciation of the value of such securities or market depreciation of the value of the other assets of the Fund. Rather, the Adviser will cease purchasing any additional high-yield securities until the value of such securities is less than 5% of the Fund's assets and will monitor such investments to determine whether continuing to hold such investments is likely to assist the Fund in meeting its investment objectives.

In addition, the value of the Fund's investments in fixed-income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise. When prevailing interest rates rise, bond prices generally fall. These changes in value may, depending upon the particular amount and type of fixed-income securities holdings of the Fund, impact the net asset value of the Fund's shares.

Notwithstanding the fact that the Fund will invest primarily in equity securities, under exceptional market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in cash or investment-grade short-term securities (denominated in U.S. dollars or foreign currencies).

To the extent that the Fund assumes a defensive position, it will not be investing for capital growth.

     CONVERTIBLE DEBT SECURITIES

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible debt securities provide a stable stream of income with generally higher yields than common stocks. Because convertible debt securities offer the potential to benefit from increases in the market price of the underlying common stock, however, they generally offer lower yields than non-convertible securities of similar quality. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible debt securities generally are subordinated to other similar but non-convertible debt securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

     SHORT SALES

The Fund may engage in short sales, if, at the time of the short sale, the Fund owns or has the right to acquire securities equivalent in kind an amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the Fund will maintain in a segregated custodial account an amount of securities convertible into, or exchangeable for, such equivalent securities at no additional cost. These securities would constitute the Fund's long position.

The Fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes. There will be certain additional transaction costs associated with short sales, but the Fund will endeavor to offset these costs with returns from the investment of the cash proceeds of short sales.

     PORTFOLIO LENDING

In order to realize additional income, the Fund may lend its portfolio securities. Such loans may not exceed one-third of the Fund's total assets valued at market except (1) through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or (2) by engaging in repurchase agreements with respect to portfolio securities.

     DERIVATIVE SECURITIES

To the extent permitted by its investment objectives and policies, the Fund may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is based on or derived from a traditional security, asset or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depository receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect the Fund from exposure to changing interest rates, securities prices or currency exchange rates, and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

The Fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the Fund may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are a range of risks associates with derivative investments, including:

 .    The risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Adviser anticipates.

 .    The possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired.

 .    The risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment.

 .    The risk that the counterparty will fail to perform its obligations.

The Board of Trustees has approved the Adviser's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The Adviser will report on Fund activity in derivative securities to the Board of Trustees as necessary. In addition, the Board will review the Adviser's policy for investments in derivative securities annually.

     OTHER INVESTMENT COMPANIES

The Fund may invest up to 10% of its total assets in other mutual funds, including those of the Adviser, if any, provided that the investment is consistent with the Fund's investment policies and restrictions. Under the Investment Company Act, the Fund's investment in such securities, subject to certain exceptions, currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the Fund's total assets with respect to any one investment company; and (c) 10% of the Fund's total assets in the aggregate. Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers' commissions. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee than the Fund bears directly in connection with its own operations.

     REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of the Fund.

A repurchase agreement occurs when, at the time the Fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security.

Because the security purchased constitutes a security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The Fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the Fund could experience a loss.

The Fund will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the Fund's Board of Trustees.

The Fund will not invest more than 15% of its assets in repurchase agreements maturing in more than seven days.

     WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The Fund may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

When purchasing securities on a when-issued or forward commitment basis, the Fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the Fund. While the Fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, the Fund will establish and maintain a segregated account consisting of cash, cash equivalents or other appropriate liquid securities until the settlement date in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the Fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

     RESTRICTED AND ILLIQUID SECURITIES

The Fund may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the Fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission (the "SEC") has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Trustees to determine, based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Trustees is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Trustees of the Fund has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the adviser. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and the Fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the Fund managers will consider appropriate remedies to minimize the effect on the Fund's liquidity.

     SHORT-TERM SECURITIES

In order to meet anticipated redemptions, to hold pending the purchase of additional securities for the Fund's portfolio, or, in some cases, for temporary defensive purposes, the Fund may invest a portion of its assets in money market and other short-term securities.

Examples of those securities include:

 .    Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

 .    Commercial Paper;

 .    Certificates of Deposit and Euro Dollar Certificates of Deposit;

 .    Bankers' Acceptances;

 .    Short-term notes, bonds, debentures or other debt instruments; and

 .    Repurchase agreements.

In addition, the Fund may invest up to 5% of its total assets in any money market fund, including those advised by the Adviser.

     FUTURES AND OPTIONS

The Fund may enter into futures contracts, options or options on futures contracts. Generally, futures transactions will be used to:

 .    Protect against a decline in market value of the Fund's securities (taking a short futures position);

 .    Protect against the risk of an increase in market value for securities in which the Fund generally invests at a time when the Fund is not fully invested (taking a long futures position); and

 .    Provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some future and options strategies, such as selling futures, buying puts and writing calls, hedge the Fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control the Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by the Fund means the Fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the Fund becomes obligated to buy the security (or securities) at a specified price on a specified date. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. The Fund managers may engage in futures and options transactions based on securities indices that are consistent with the Fund's investment objectives. An example of an index that may be used is the S&P 500 Index. The managers also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the Fund purchases or sells a bond, no price is paid or received by the Fund upon the purchase or sale of the future. Initially, the Fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute margin transactions for purposes of the Fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin account is not income-producing. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the Fund as unrealized gains or losses. At any time prior to expiration of the future, the Fund may elect to close the position by taking an opposite position that will operate to terminate its position in the future. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the Fund's managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower the Fund's return.

The Fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the Fund's managers consider it appropriate or desirable to do so. In the event of adverse price movements, the Fund would be required to continue making daily cash payments to maintain its required margin. If the Fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the Fund's managers would not otherwise elect to do so. In addition, the Fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The Fund's managers will seek to minimize these risks by limiting the contracts entered into on behalf of the Fund to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

The Fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by the Fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which the Fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. The Fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Futures

By purchasing an option on a futures contract, the Fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. The Fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the Fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require the Fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the Fund may write (or sell) call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the Fund would give up some ability to participate in a price increase on the underlying security. If the Fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

Restrictions on the Use of Futures Contracts and Options

Under the Commodity Exchange Act, the Fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the Fund's total assets. To the extent required by law, the Fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

     FORWARD CURRENCY EXCHANGE CONTRACTS

The Fund may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See "Derivative Securities on page 5."

The Fund expects to use forward contracts under two circumstances:

(1) When the Fund's managers wish to lock in the U.S. dollar price of a security when the Fund is purchasing or selling a security denominated in a foreign currency, the Fund would be able to enter into a forward contract to do so; or

(2) When the Fund's managers believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund would be able to enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

In the first circumstance, when the Fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the Fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar at the subject foreign currency.

Under the second circumstance, when the Fund's managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, the Fund could enter into a foreign contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The Fund will segregate on its records cash or securities in an amount sufficient to cover its obligations under the contract.

The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. The Fund's managers do not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the Adviser believes that it is important to have flexibility to enter into such forward contracts when they determine that the Fund's best interests may be served.

At the maturity of the forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward contract with the same currency trader obligating the Fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the Fund is obligated to deliver.

                              INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the following restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in the Fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

FUNDAMENTAL INVESTMENT POLICIES

The Fund is subject to the following investment restrictions that are fundamental and may not be changed without approval of a majority of the outstanding votes of shareholders of the Fund, as determined in accordance with the Investment Company Act.

Senior Securities. The Fund may not issue senior securities, except as permitted under the Investment Company Act.

Borrowing. The Fund may not borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the Fund's total assets.

Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.

Real Estate. The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

Underwriting. The Fund may not act as an underwriter of securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

Commodities. The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, provided that this limitation shall not prohibit the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

Control. The Fund may not invest for purposes of exercising control over management.

NONFUNDAMENTAL INVESTMENT POLICIES

In addition, the Fund is subject to the following additional investment restrictions that are not fundamental and may be changed by the Board of Trustees.

Borrowings. The Fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the Fund.

Liquidity. The Fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Short Sales. The Fund may not sell securities short unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin. The Fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Futures and Options. The Fund may enter into futures contracts, and write and buy put and call options relating to futures contracts. The Fund may not, however, enter into leveraged futures transactions if it would be possible for the Fund to lose more money than it invested.

Issuers with Limited Operating Histories. The Fund may invest up to 5% of its assets in the securities of issuers with limited operating histories. An issuer is considered to have a limited operating history if that issuer has a record of less than three years of continuous operation. Periods of capital formation, incubation, consolidations, and research and development may be considered in determining whether a particular issuer has a record of three years of continuous operation.

The Investment Company Act imposes certain additional restrictions upon acquisition by the Fund of securities issued by insurance companies, broker-dealers, underwriters or investment advisers, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

For purposes of determining industry groups in connection with this restriction, the SEC ordinarily uses the Standard Industry Classification codes developed by the U.S. Office of Management and Budget. In the interest of ensuring adequate diversification, the funds monitor industry concentration using a more restrictive list of industry groups than that recommended by the SEC. The adviser believes that these classifications are reasonable and are not so broad that the primary economic characteristics of the companies in a single class are materially different. The use of these restrictive industry classifications may, however, cause the funds to forego investment possibilities that may otherwise be available to them under the Investment Company Act.

PORTFOLIO TURNOVER

The Fund's managers will purchase and sell securities without regard to the length of time the security has been held. Accordingly, the Fund's rate of portfolio turnover may be substantial.

The Fund's managers intend to purchase a given security whenever they believe it will contribute to the stated objective of the Fund. In order to achieve the Fund's investment objectives, the managers may sell a given security, no matter how long or how short a period it has been held in the portfolio, and no matter whether the sale is at a gain or at a loss, if the managers believe that the security is not fulfilling its purpose, either because, among other things, it did not live up to the managers' expectations, or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential, or because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

Because investment decisions are based on the anticipated contribution of the security in question to the Fund's objectives, the managers believe that the rate of portfolio turnover is irrelevant when they believe a change is in order to achieve the objectives. As a result, the Fund's annual portfolio turnover rate cannot be anticipated and may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the Fund pays directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the Fund, if any, because short-term capital gains are taxable as ordinary income. This disclosure regarding portfolio turnover is a statement of fundamental policy and may be changed only by a vote of the shareholders.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of accomplishing any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

                                  MANAGEMENT

TRUSTEES AND OFFICERS

The Trust's Board of Trustees has general supervisory responsibilities of RREEF Rreal Estate Securities Fund and supervises the Adviser's activities.

The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act, is indicated by an asterisk.

                                                                 Address and Principal Occupation(s)
Name                   Fund Position       Age (9/99)                  During Past 5 Years**
----                   -------------       ----------                  ---------------------
Kim G. Redding*        Trustee, Chief         44            875 N.  Michigan Avenue, Chicago, IL 60611
                       Executive
                       Officer and
                       President                            Mr. Redding joined the Adviser in 1993.  He
                                                            is currently a member of RREEF America,
                                                            LLC, in charge of the real estate
                                                            securities adviser, operations, and
                                                            co-manager of the Fund.  Prior to joining
                                                            RREEF, Mr. Redding was the Principal for
                                                            K.G. Redding & Associates and President of
                                                            Redding, Melchor & Company, both real
                                                            estate investment advisers in California.

Peter J. Broccolo*     Trustee, Vice          42            875 N. Michigan Avenue, 41st floor,
                       President and                        Chicago, Illinois 60611.
                       Assistant
                       Secretary                            Mr. Broccolo joined the Adviser in 1993.
                                                            He currently is a member of RREEF America,
                                                            LLC.  Prior to joining RREEF, he was a Vice
                                                            President with LaSalle Partners from 1985
                                                            to 1993 and a Vice President of First
                                                            Chicago Corp., in Real Estate Lending from
                                                            1978 to 1985.

                                                                 Address and Principal Occupation(s)
Name                   Fund Position       Age (9/99)                  During Past 5 Years**
----                   -------------       ----------                  ---------------------
Karen J. Knudson*      Vice President          41           875 N. Michigan Avenue, 41st floor,
                                                            Chicago, Illinois  60611.

                                                            Ms. Knudson joined RREEF in 1995.  Prior to
                                                            joining RREEF, Ms. Knudson was Senior Vice
                                                            President and CFO of Security Capital Group
                                                            and an advisor to two NYSE listed REITS,
                                                            from January 1993 to January 1995.  She
                                                            also acted as Real Estate Investment
                                                            Manager, Senior Vice President/Chief
                                                            Financial Officer of Bailard, Biehl and
                                                            Kaiser from November 1983 to January 1993.

Paula M. Ferkull*      Treasurer and           48           875 N. Michigan Avenue, 41st floor,
                       Secretary                            Chicago, Illinois 60611.

                                                            Ms. Ferkull joined RREEF in 1979.  She is
                                                            currently a Member of RREEF America, LLC.

Richard W. Burke       Trustee

Nicholas C. Babson     Trustee

Trustee V              Trustee

The Fund does not pay any direct remuneration to any Trustee who is an "interested person" of the Fund, or any officer employed by the Adviser or its affiliates. Trustees of the Fund who are not "interested persons" are paid an annual retainer of $6,000, a fee of $1,000 per meeting attended and a fee of $200 for each telephone conference meeting, plus expenses, with a maximum annual fee of $10,000 per Trustee.

COMPENSATION OF TRUSTEES

The Trustees of the Trust did not receive any compensation during the last fiscal year.

THE FUND'S PRINCIPAL SHAREHOLDERS

As of DATE, the following persons owned five percent (5%) or more of the Fund:

Name and Address              Percent Outstanding
----------------              -------------------

NAME                          PERCENT

As of [  ], the officers, directors and members of the Board of Trustees of the
Trust owned [     ] % of the Fund.

INVESTMENT ADVISER

The Adviser has provided real estate investment management services to institutional investors since 1975, and has been an investment adviser of real estate securities since 1993. A description of the responsibilities of the Adviser appears in the Prospectus under the heading Management.

For the services provided to the Fund, the Adviser receives an annual fee based on 1.00% of the average net assets of the Fund, payable monthly.

On the first business day of each month, the Fund pays the Adviser for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the Fund by the aggregate average daily closing value of the Fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution, and for as long thereafter as its continuance is specifically approved, at least annually by (1) the Trust's Board of Trustees, or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and (2) the vote of a majority of the Trustees of the Fund who are not parties to the agreement or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement provides that it may be terminated at any time without payment of any penalty by the Trust's Board of Trustees, or by a vote of a majority of outstanding votes, on 60 days' written notice to the Adviser, and that it shall be automatically terminated if it is assigned.

The management agreement provides that the Adviser shall not be liable to the Fund or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. The management agreement also provides that the Adviser and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

Certain investments may be appropriate for the Fund and also for other clients advised by the Adviser. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or the Fund, or in different amounts and at different times for more than one but less than all clients or the Fund. In addition, purchases or sales of the same security may be made for two or more clients or the Fund on the same date. Such transactions will be allocated among clients in a manner believed by the Adviser to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund.

OTHER ADVISORY RELATIONSHIPS

In addition to managing the funds, the Adviser also serves as an investment adviser to the American Century Real Estate Fund and institutional accounts investing in real estate securities and has net assets under management of $ ________________, as of ________________, 1999.

     TRANSFER AGENT AND ADMINISTRATOR

Sunstone Financial Group, Inc., serves as Transfer Agent and dividend-paying agent for the Fund. It provides physical facilities, computer hardware and software and personnel, for the day-to-day administration of the Fund and of the Adviser. The Adviser pays the Transfer Agent and Administrator for such services.

From time to time, special services may be offered to shareholders who maintain higher share balances in the Fund. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the Adviser.

     DISTRIBUTOR

The Fund's shares are distributed by Sunstone Distribution Services, LLC, a registered broker-dealer.

The distributor is the principal underwriter of the Fund's shares. The distributor makes a continuous, best-efforts underwriting of the Fund's shares. This means that the distributor has no liability for unsold shares.

OTHER SERVICE PROVIDERS

     CUSTODIAN BANKS

     UMB Bank, N.A., 928 Grand Boulevard, 10/th/ floor, Kansas City, Missouri 64106, serves as custodian of the assets of the Fund. The custodian takes no part in determining the investment policies of the Fund or in deciding which securities are purchased or sold by the Fund. The

Fund, however, may invest in certain obligations of the custodian and may purchase or sell certain securities from or to the custodian.

     INDEPENDENT AUDITORS

Deloitte & Touche LLP is the independent auditor of the Fund. The address of Deloitte & Touche LLP is Two Prudential Plaza, 180 North Stetson Avenue, Chicago, Illinois 60601. As the independent auditor of the Fund, Deloitte & Touche provides services including (1) audit of the annual financial statements for the Fund, (2) assistance and consultation in connection with SEC filings, and (3) review of the annual federal income tax return filed for the Fund.

     LEGAL COUNSEL

The firm of D'Ancona & Pflaum LLC, 111 East Wacker Drive, Suite 2800, Chicago, Illinois 60601, acts as legal counsel to the Fund.

                       OTHER INFORMATION ABOUT THE FUND

BROKERAGE ALLOCATION

Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Trust's portfolio decisions and the placing of the Trust's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Trust, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

Ongoing portfolio brokerage decisions for the Fund are made or recommended by the Adviser, including the commission rates at which transactions for the Fund will be effected, with the objective of obtaining the most favorable price and market for the execution of each transaction. In seeking the most favorable price and market for execution, the Adviser evaluates a wide range of criteria, including the broker's commission rate, execution, capability, positioning and distribution capabilities, back office efficiency, ability to handle difficult trades, financial stability and prior performance. When circumstances relating to a proposed transaction indicate that a particular broker or dealer is in a position to obtain the best execution, the order generally is placed with that broker or dealer. This may or may not be a broker or dealer which has provided investment information and research services to the Adviser. The Adviser may not always place brokerage transactions on the basis of the lowest commission rate available for a particular transaction.

Research information received from brokers or dealers covers a wide range of topics, including the economic outlook, the political environment, demographic and social trends, and individual company and industry analysis. Subject to the requirement of seeking the best available prices and execution, the Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable prices and execution, give preference to broker-dealers which have provided research, statistical, and other related services to the Adviser for the benefit of the Fund.

Since the Adviser may be managing accounts with similar investment objectives, the Adviser may aggregate orders for securities for such accounts. In such event, allocation of the securities so purchased or sold, as well as expenses incurred in the transaction, are made by the Adviser in the manner it considers to be the most equitable and consistent with its fiduciary obligations to such accounts.

The Adviser reserves the right, without notice, to enter into arrangements to receive brokerage and research products and services in exchange for the direction of brokerage business to a particular broker or brokers. Such products and services may include research materials, or equipment and software allowing access to research-related computer services, such as quotation services, and may be used for both research and other purposes, including administration and marketing. The Adviser makes a good faith effort to determine the relative proportions of such products or services which may be attributed to research. The portion attributable to research may be paid through client brokerage commissions and the non-research portion will be paid in cash by the Adviser.

The Adviser uses such arrangements to enhance the advice provided to clients. Because all clients are managed in the same manner, no one client receives more benefit than any other from these arrangements with the broker. The research provided by broker-dealers may be used in servicing any or all of the Adviser's clients and may be used in connection with accounts other than those which pay commissions to the broker-dealer providing the research.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to market makers may include the spread between the bid and asked prices.

The Adviser uses such arrangements to enhance the advice provided to the Fund. Of course, in directing brokerage transactions, the Adviser acts in accordance with its duty to seek best price and execution and will not continue any arrangements if the Adviser determines that such arrangements are no longer in the best interest of the Fund.

CODE OF ETHICS

The Fund has a Code of Ethics designed to ensure that the interests of the Fund's shareholders come before the interests of the people who manage the Fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the Fund, to obtain approval before executing permitted personal trades.

DISTRIBUTION PLAN

The Board of Trustees and initial shareholder of the Fund have approved and entered into a Master Distribution and Shareholder Services Plan. Under the unified management fee, the Adviser pays all distribution costs. The Fund does not directly pay for any distribution costs. The Plan is described below.

In adopting the Plan, the Board of Trustees (including a majority of independent trustees) determined that there was a reasonable likelihood that the Plan would benefit the Fund and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plan is presented to the Board of Trustees quarterly for its consideration in connection with its deliberations as to the continuance of the Plan. Continuance of the Plan must be approved by the Board of Trustees (including a majority of the independent trustees) annually. The Plan may be amended by a vote of the Board of Trustees (including a majority of the independent trustees), except that the Plan may not be amended to require the Fund to make any payment of expenses without majority approval of the shareholders. The Plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities.

All fees paid under the Plan will be made in accordance with Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers (NASD).

The Fund is made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries such as banks, broker-dealers and insurance companies. The Fund's distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the Fund's shares and/or the use of the Fund's shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the Fund's transfer agent may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders. In addition to such services, the financial intermediaries provide various distribution services.

Payments may be made by the Adviser for a variety of shareholder services, including, but not limited to (a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the Fund's distributor; (b) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (c) processing dividend payments from the Fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses; (d) providing and maintaining elective services such as check writing and wire transfer services; (e) acting as shareholder of record and nominee for beneficial owners; (f) maintaining account records for shareholders and/or other beneficial owners; (g) issuing confirmations of transactions; (h) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to the Fund as necessary for such subaccounting; (i) preparing and forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semiannual financial statements, and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and (j) providing other similar administrative and sub-transfer agency services. Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the Fund.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of shares, which services may include but are not limited to, (a) the payment of sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell shares pursuant to Selling Agreements; (b) compensation to registered representatives or other employees of distributor who engage in or support distribution of the Fund's shares; (c) compensation to, and expenses (including overhead and telephone expenses) of the distributor; (d) the printing of prospectuses, statements of additional information and reports for other-than-existing shareholders; (e) the preparation, printing and distribution of sales literature and advertising materials provided to the Fund's shareholders and prospective shareholders; (f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information and shareholder reports; (g) the providing of facilities to answer questions from prospective investors about Fund shares; (h) complying with federal and state securities laws pertaining to the sale of Fund shares; (i) assisting investors in completing application forms and selecting dividend and other account options; (j) the providing of other reasonable assistance in connection with the distribution of Fund shares; (k) the organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives; (l) profit on the foregoing; (m) the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and (n) such other distribution and services activities as the Adviser determines may be paid for by the funds pursuant to the terms of the Plan and in accordance with Rule 12b-1 of the Investment Company Act.

                         INFORMATION ABOUT FUND SHARES

THE SHARES OF THE TRUST

The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. In addition, the Trust Agreement permits the Trustees to authorize multiple series. Shares of one non-diversified series have been authorized by the Trustees, which shares constitute the interests in RREEF Rreal Estate Securities Fund (the "Fund").

Each share, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares have no preemptive or subscription rights and are freely transferable. Each of the Fund's shares represents an interest in the assets of the Fund issuing the share and has identical voting, dividend, liquidation and other rights, and the same terms and conditions as any other shares except that if the Fund is authorized to issue additional series or classes (1) each dollar of net asset value per share is entitled to one vote, (2) the expenses related to a particular class, such as those related to the distribution of each class and the transfer agency expenses of each class are borne solely by each such class, and (3) each class of shares votes separately with respect to provisions of the Rule 12b-1 Distribution Plan, which pertains to a particular class, and other matters for which separate class voting is appropriate under applicable law. Each fractional share has the same rights, in proportion, as a full share. Shares do not have cumulative voting rights; therefore, the holders of more than 50% of the voting power of the Trust can elect all of the Trustees of the Trust.

Rule 18f-2 of the Investment Company Act, provides that any matter required to be submitted under the provisions of the Act or applicable state law or otherwise to the shareholders of the outstanding voting securities of an investment company, such as the Trust, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical, or that the matter does not affect any interest of such series. Rule 18f-2 exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

The Trust does not hold annual shareholder meetings, but does hold special shareholder meetings when the Board of Trustees believes it is necessary or when required by law. The Trust will hold a special meeting when requested in writing by the holders of at least 10% of the shares eligible to vote at a meeting. In addition, subject to certain conditions, shareholders of the Fund may apply to the Fund to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

Under Delaware law, the shareholders of the Fund are not personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations.

Upon sixty days' prior written notice to shareholders, the Fund may make redemption payments in whole or in part in securities or other property if the Trustees determine that existing conditions make cash payments undesirable.

VALUATION OF THE FUND'S SECURITIES

The Fund's net asset value per share ("NAV") is calculated as of the close of business of the New York Stock Exchange (the "Exchange"), usually at 4 p.m. Eastern time on each day the Exchange is open for business. The Exchange typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the Fund expects the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

The Fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of the Fund, except as otherwise noted, listed or traded on a domestic securities exchange, are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

Debt securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security.

Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Trustees.

                                     TAXES

FEDERAL INCOME TAXES

The Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, the Fund itself will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If the Fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions of the Fund in the manner they were realized by the Fund.

If Fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. The dividends from net income may qualify for the 70% dividends-received deduction for corporations to the extent that the Fund held shares receiving the dividend for more than 45 days.

Distributions from gains on assets held longer than 12 months are taxable as long-term gains regardless of the length of time you have held the shares. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gains to you with respect to such shares.

If you have not complied with certain provisions of the Internal Revenue Code and regulations, either the Fund or your financial intermediary is required by federal law to withhold and remit 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) to the IRS. Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS.

You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the Certification by the time the report is filed, and is not refundable.

Redemption of shares of the Fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes, and shareholders generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of Fund shares, the reinvestment in additional Fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when the Fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

TAXATION OF CERTAIN MORTGAGE REITS

The Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits. Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by them with the same consequences as if these shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions) and (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might be required to file a tax return, to file a tax return and pay tax on some income. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

                   HOW PERFORMANCE IN THE FUND IS CALCULATED

"Average annual total return," as defined by the SEC, is computed by finding the average annual compounded rates of return (over the one and five year periods and the period from initial public offering through the end of the Fund's most recent fiscal year) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1+T)n = ERV

Where:    P         =    a hypothetical $1,000 initial investment
          T         =    average annual total return
          n         =    number of years
          ERV       =    ending redeemable value at the end of the applicable
                         period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

The Fund performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that, unlike the Fund, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, not free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated, tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The Fund also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the Fund.

PERMISSIBLE ADVERTISING INFORMATION

From time to time, the Fund may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated portfolio holdings for the Fund; (5) descriptions of investment strategies for the Fund; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the Fund; (7) comparisons of investment products (including the Fund) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of Fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons who have invested the Fund. The Fund also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

                EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the Prospectus, the Fund may invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectus. The following is a summary of the rating categories referenced in the prospectus disclosure.

CORPORATE BOND RATINGS

--------------------------------------------------------------------------------------------------------
S&P            Moody's        Description
--------------------------------------------------------------------------------------------------------
AAA            Aaa            These are the highest ratings assigned by S&P and Moody's to a debt obligation and indicate an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------------------------------
AA             Aa             Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal.  It differs from AAA/Aaa issues only in a small degree.
--------------------------------------------------------------------------------------------------------
A              A              Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
BBB        Baa            Debt rated BBB/Baa is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
--------------------------------------------------------------------------------------------------------
BB         Ba             Debt rated BB/Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing
                          uncertainties or exposure to adverse business, financial or Economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
--------------------------------------------------------------------------------------------------------
B          B              Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.
                          Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB/Ba or BB-/Ba3 rating.
--------------------------------------------------------------------------------------------------------
CCC        Caa            Debt rated CCC/Caa has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The CCC/Caa rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or
                          B-/B3 rating.
--------------------------------------------------------------------------------------------------------
CC         Ca             The rating CC/Ca typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC/Caa rating.
--------------------------------------------------------------------------------------------------------
C          C              The rating C typically is applied to debt subordinated to senior debt, which is assigned an actual or implied CCC-Caa3 debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
--------------------------------------------------------------------------------------------------------
CI         -              The rating CI is reserved for income bonds on which no interest is being paid.
--------------------------------------------------------------------------------------------------------
D          D              Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
--------------------------------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly, Moody's adds numerical modifiers (1, 2, 3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.

COMMERCIAL PAPER RATINGS

-------------------------------------------------------------------------------------------------
S&P        Moody's        Description
-------------------------------------------------------------------------------------------------
A-1        Prime-1        This indicates that the degree of safety regarding timely payment is strong.  Standard & Poor's rates those issues determined
                          to possess extremely strong safety characteristics as A-1+.
-------------------------------------------------------------------------------------------------
A-2        Prime-2        Capacity for timely payment on commercial paper is satisfactory, but the relative degree of safety is not as high as for issues designated
                          A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.
-------------------------------------------------------------------------------------------------
A-3        Prime-3        Satisfactory capacity for timely repayment.  Issues that carry this rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.
-------------------------------------------------------------------------------------------------

NOTE RATINGS

S&P        Moody's        Description
-------------------------------------------------------------------------------------------------
SP-1       MIG-1; VMIG-1  Notes are of the highest quality enjoying strong protection from established cash flows of funds for their servicing or from established and Broad-based access to the market for refinancing, or both.
-------------------------------------------------------------------------------------------------
SP-2       MIG-2; VMIG-2  Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.
-------------------------------------------------------------------------------------------------
SP-3       MIG-3; VMIG-3  Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades.
                          Market access for refinancing, in particular, is likely to be less well-established
-------------------------------------------------------------------------------------------------
SP-4       MIG-4; VMIG-4  Notes are of adequate quality, carrying specific risk but having and not distinctly or predominantly speculative.
-------------------------------------------------------------------------------------------------

                        MORE INFORMATION ABOUT THE FUND

For more information about RREEF Rreal Estate Securities Fund, request a free copy of the Statement of Additional Information or any existing Annual and Semi-Annual Reports. The Statement of Additional Information provides more detailed information about the Fund and its operations, investment restrictions, policies and practices. Annual and Semi-Annual Reports to shareholders which discuss the market conditions and investment strategies that significantly affect the Fund's performance and provide additional information about the Fund's investments.

The Fund's Statement of Additional Information has been filed electronically with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus.

YOU MAY REQUEST THESE DOCUMENTS

1 By Telephone. Call RREEF Rreal Estate Securities Fund toll-free at [1-800-xxx-xxxx], Monday through Friday, 8 a.m. to 5 p.m. Central Time. You may also call this number for shareholder inquiries.

2    Via The Internet. Visit the SEC Web site at www.sec.gov[, or visit our Web
                                                 -----------
     site at WEB SITE ADDRESS].

3 From The SEC. You may obtain copies of the documents highlighted above, for a duplicating fee, by writing the SEC's Public Reference Room, Washington DC, 20549-6009. For more information call 1-800-SEC-0330.

4    By Mail. Specify the document you are requesting when writing to us:

     RREEF Rreal Estate Securities Fund
     c/o Sunstone Financial Group, Inc.
     207 East Buffalo Street, Suite 400
     Milwaukee, Wisconsin 53202


Distributed by Sunstone Distributing Services, LLC.

                            RREEF SECURITIES TRUST

                      RREEF RREAL ESTATE SECURITIES FUND


PART C.   OTHER INFORMATION
          -----------------

Item 23.  EXHIBITS
--------  --------

               (a)  Declaration of Trust.*

               (b)  By-Laws.*

               (c)  Not Applicable.

               (d)  Form of Investment Management Agreement.*

               (e)  Form of Distribution Agreement.*

               (f)  Not Applicable.

               (g)  Form of Custody Agreement.*

               (h)  (i) Form of Administration and Fund Accounting Agreement.*

                    (ii) Form of Transfer Agency Agreement.*

               (i) Opinion and Consent of D'Ancona & Pflaum LLC as to legality of shares being registered.**

               (j)  Consent of Independent Auditors.**

               (k)  Not Applicable.

               (l)  Not Applicable.

               (m)  Form of Rule 12b-1 Distribution Plan.*

               (n)  Not Applicable.

               (o)  Not Applicable.

               (p)  Powers of Attorney.**

*  Filed Herein.

** To be filed by amendment prior to request for declaration of effectiveness.

Item 24.       Persons Controlled by or Under Common Control with the Registrant
--------       -----------------------------------------------------------------

               Not Applicable.

Item 25.       Indemnification
--------       ---------------

               Reference is made to Article VIII of the Declaration of Trust of the Registrant, filed as Exhibit to Registrant's Initial Registration Statement which provides the following:

               No Trustee of officer of the Trust, when acting in such capacity, shall be personally liable to any person other than the Trust of a beneficial owner for any act, omission or obligation of the Trust of any Trustee. No Trustee or officer shall be liable for any act or omission in his or her capacity as Trustee or officer, or for any act or omission of any officer or employee of the Trust or of any other person or party, provided that nothing contained herein or in the Delaware Business Trust Act shall protect any Trustee or officer against any liability to the trust or to Shareholders to which such Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or as an officer.

               The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which said Trustee may be involved or with which said trustee may be threatened, while as a Trustee or thereafter, by reason of being or having been such a Trustee except with respect to any matter as to which said Trustee shall have been adjudicated to have acted in bad faith or with willful misfeasance, gross negligence or reckless disregard of the duties of office; provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude and other right to which such person may be lawfully entitled; provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under Section X.X of the Declaration of Trust; provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that such person is not entitled to such indemnification.

Item 26.       Business and Other Connections of Investment Adviser
--------       ----------------------------------------------------

               RREEF America, LLC, the Registrant's investment adviser, renders investment advisory services to individual, institutional and pension and profit sharing plan accounts. None of the officers or directors of the Adviser have engaged in other professions and/or employment capacities during the past two fiscal years except as follows:

Item 27.       Principal Underwriters
--------       ----------------------

               Not Applicable.

Item 28.       Location of Accounts and Records
--------       --------------------------------

               Accounts, books and other documents required to be maintained by
               Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 875 N. Michigan Avenue, 41st floor, Chicago, IL 60611, and/or by the Registrant's Custodian, UMB Bank, N.A. 928 Grant Boulevard, 10th floor, Kansas City, Missouri 64106 or the Administrator and Transfer Agent, Sunstone Financial Group, Inc., 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202.

Item 29.       Management Services Not Discussed in Parts A or B
--------       -------------------------------------------------

               Not Applicable.

Item 30.       Undertakings
--------       ------------

               The Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

               Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, and State of Illinois on the 21st day of September, 1999.

     RREEF SECURITIES TRUST

     By: /s/ Kim G. Redding
         -----------------------------
         Kim G. Redding, Trustee


Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name                       Title                            Date

/s/ Kim G. Redding         President, Chief Executive       September 21st, 1999
----------------------
Kim G. Redding             Officer and Sole Initial
                           Trustee


/s/ Paula M. Ferkull       Secretary Treasurer, Principal   September 21st, 1999
----------------------     Financial and Principal
    Paula M. Ferkull       Accounting Financial Officer